Share Purchase Warrants (Details) - Schedule of share purchase warrants - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of Share Purchase Warrants [Abstract]
Number of warrants, Balance beginning	592,911	526,666
Weighted average exercise price, Balance beginning	$ 19.22	$ 16.08
Number of warrants, Issued	4,505,718	66,245
Weighted average exercise price, Issued	$ 0.78	$ 44.19
Number of warrants, Expiration of warrants	(276,667)
Weighted average exercise price, Expiration of warrants	$ 27.62
Number of warrants, Balance ending	4,879,654	592,911
Weighted average exercise price, Balance ending	$ 1.59	$ 19.22
Number of warrants, Issuance of underwriter warrants (note 6c(i))	57,692
Weighted average exercise price, Issuance of underwriter warrants (note 6c(i))	$ 8.125